                               Janus Aspen Series
                              Institutional Shares

                         Supplement Dated July 1, 2004
                     to the Currently Effective Prospectus

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                             ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                                        TOTAL ANNUAL FUND             NET ANNUAL FUND
                                                MANAGEMENT    OTHER         OPERATING       EXPENSE      OPERATING
                                                   FEES      EXPENSES      EXPENSES(1)      WAIVERS     EXPENSES(1)
    Growth & Core
      Growth Portfolio                            0.64%       0.02%           0.66%            N/A         0.66%
      Capital Appreciation Portfolio              0.64%       0.03%           0.67%            N/A         0.67%
      Mid Cap Growth Portfolio                    0.64%       0.02%           0.66%            N/A         0.66%
      Growth and Income Portfolio                 0.62%       0.18%           0.80%            N/A         0.80%
      Core Equity Portfolio                       0.60%       1.43%           2.03%          0.83%         1.20%
      Balanced Portfolio                          0.55%       0.02%           0.57%            N/A         0.57%
    International & Global
      Worldwide Growth Portfolio                  0.60%       0.06%           0.66%            N/A         0.66%
      International Growth Portfolio              0.64%       0.11%           0.75%            N/A         0.75%
      Global Technology Portfolio                 0.64%       0.20%           0.84%             --         0.84%
      Global Life Sciences Portfolio              0.64%       0.32%           0.96%             --         0.96%
    Value
      Mid Cap Value Portfolio                     0.64%       0.71%           1.35%          0.11%         1.24%
    Fixed-Income
      Flexible Income Portfolio                   0.50%       0.04%           0.54%             --         0.54%
      Money Market Portfolio                      0.25%       0.53%           0.78%          0.28%         0.50%

   (1) Annual Fund Operating Expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolio's total operating expenses until at least May 1, 2006.

   EXAMPLES:
   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Portfolios' operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Growth & Core
      Growth Portfolio                                             $  67      $211      $  368      $  822
      Capital Appreciation Portfolio                               $  68      $214      $  373      $  835
      Mid Cap Growth Portfolio                                     $  67      $211      $  368      $  822
      Growth and Income Portfolio                                  $  82      $255      $  444      $  990
      Core Equity Portfolio                                        $ 206      $637      $1,093      $2,358
      Balanced Portfolio                                           $  58      $183      $  318      $  714
    International & Global
      Worldwide Growth Portfolio                                   $  67      $211      $  368      $  822
      International Growth Portfolio                               $  77      $240      $  417      $  930
      Global Technology Portfolio                                  $  86      $268      $  466      $1,037
      Global Life Sciences Portfolio                               $  98      $306      $  531      $1,178
    Value
      Mid Cap Value Portfolio                                      $ 137      $428      $  739      $1,624
    Fixed-Income
      Flexible Income Portfolio                                    $  55      $173      $  302      $  677
      Money Market Portfolio                                       $  80      $249      $  433      $  966

2. The following replaces the management expenses table under Management Expenses in the "Management of the Portfolios" section of the Prospectus:

                                                                           ANNUAL MANAGEMENT
                                                     AVERAGE DAILY NET         FEE RATE         EXPENSE LIMIT
    PORTFOLIO NAME                                  ASSETS OF PORTFOLIO    PERCENTAGE (%)(1)    PERCENTAGE (%)
    Growth & Core
      Growth Portfolio                              All Asset Levels             0.64                 N/A
      Capital Appreciation Portfolio                All Asset Levels             0.64                 N/A
      Mid Cap Growth Portfolio                      All Asset Levels             0.64                 N/A
      Growth and Income Portfolio                   All Asset Levels             0.62                 N/A
      Core Equity Portfolio                         All Asset Levels             0.60                1.20(2)
      Balanced Portfolio                            All Asset Levels             0.55                 N/A
    International & Global
      Worldwide Growth Portfolio                    All Asset Levels             0.60                 N/A
      International Growth Portfolio                All Asset Levels             0.64                 N/A
      Global Technology Portfolio                   All Asset Levels             0.64                1.24(2)
      Global Life Sciences Portfolio                All Asset Levels             0.64                1.24(2)
    Value
      Mid Cap Value Portfolio(3)                    All Asset Levels             0.64                1.24(2)
    Fixed-Income
      Flexible Income Portfolio                     First $300 Million           0.55                0.90(2)
                                                    Over $300 Million            0.45
      Money Market Portfolio                        All Asset Levels             0.25                0.50(2)

   (1) Effective July 1, 2004, Janus Capital has agreed to reduce each Portfolio's management fee, with the exception of Money Market Portfolio, as set forth in each Portfolio's Investment Advisory Agreement to the amount reflected.
   (2) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least May 1, 2006.
   (3) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Portfolio to Perkins, the Portfolio's subadviser.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws;

(ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                               Janus Aspen Series
                                 Service Shares

                         Supplement Dated July 1, 2004
                     to the Currently Effective Prospectus

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                               ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                DISTRIBUTION              TOTAL ANNUAL FUND               NET ANNUAL FUND
                                   MANAGEMENT     (12B-1)       OTHER         OPERATING        EXPENSE       OPERATING
                                      FEES        FEES(1)      EXPENSES      EXPENSES(2)       WAIVERS      EXPENSES(2)
    Growth & Core
      Growth Portfolio               0.64%         0.25%         0.02%           0.91%            N/A         0.91%
      Capital Appreciation
         Portfolio                   0.64%         0.25%         0.03%           0.92%            N/A         0.92%
      Mid Cap Growth Portfolio       0.64%         0.25%         0.02%           0.91%            N/A         0.91%
      Growth and Income Portfolio    0.62%         0.25%         0.20%           1.07%            N/A         1.07%
      Core Equity Portfolio          0.60%         0.25%         1.45%           2.30%          0.85%         1.45%
      Balanced Portfolio             0.55%         0.25%         0.02%           0.82%            N/A         0.82%
    International & Global
      Worldwide Growth Portfolio     0.60%         0.25%         0.06%           0.91%            N/A         0.91%
      International Growth
         Portfolio                   0.64%         0.25%         0.11%           1.00%            N/A         1.00%
      Global Technology Portfolio    0.64%         0.25%         0.20%           1.09%             --         1.09%
      Global Life Sciences
         Portfolio                   0.64%         0.25%         0.32%           1.21%             --         1.21%
      Foreign Stock Portfolio(3)     0.64%         0.25%         0.99%           1.88%          0.39%         1.49%
    Value
      Mid Cap Value Portfolio        0.64%         0.25%         1.00%(4)        1.89%          0.40%         1.49%
      Small Company Value
         Portfolio(5)                0.74%         0.25%        11.61%(4)       12.60%         11.01%         1.59%
    Risk-Managed
      Risk-Managed Growth
         Portfolio(6)                0.50%         0.25%         1.68%(4)        2.43%          1.08%         1.35%
      Risk-Managed Core
         Portfolio(7)                0.50%         0.25%         1.72%(4)        2.47%          1.12%         1.35%
    Fixed-Income
      Flexible Income Portfolio      0.50%         0.25%         0.04%           0.79%             --         0.79%
      Money Market Portfolio         0.25%         0.25%         0.57%           1.07%          0.30%         0.77%

   (1) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
   (2) Annual Fund Operating Expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolio's total operating expenses until at least May 1, 2006.
   (3) Formerly named International Value Portfolio.
   (4) Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.
   (5) Formerly named Small Cap Value Portfolio.
   (6) Formerly named Risk-Managed Large Cap Growth Portfolio.
   (7) Formerly named Risk-Managed Large Cap Core Portfolio.

   EXAMPLES:
   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Portfolios' operating expenses before waivers remain the same. The examples also assume that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Growth & Core
      Growth Portfolio                                            $   93    $  290     $  504      $1,120
      Capital Appreciation Portfolio                              $   94    $  293     $  509      $1,131
      Mid Cap Growth Portfolio                                    $   93    $  290     $  504      $1,120
      Growth and Income Portfolio                                 $  109    $  340     $  590      $1,306
      Core Equity Portfolio                                       $  233    $  718     $1,230      $2,636
      Balanced Portfolio                                          $   84    $  262     $  455      $1,014
    International & Global
      Worldwide Growth Portfolio                                  $   93    $  290     $  504      $1,120
      International Growth Portfolio                              $  102    $  318     $  552      $1,225
      Global Technology Portfolio                                 $  111    $  347     $  601      $1,329
      Global Life Sciences Portfolio                              $  123    $  384     $  665      $1,466
      Foreign Stock Portfolio(1)                                  $  191    $  591     $1,016      $2,201
    Value
      Mid Cap Value Portfolio                                     $  192    $  594     $1,021      $2,212
      Small Company Value Portfolio(2)                            $1,212    $3,367     $5,207      $8,714
    Risk-Managed
      Risk-Managed Growth Portfolio(3)                            $  246    $  758     $1,296      $2,766
      Risk-Managed Core Portfolio(4)                              $  250    $  770     $1,316      $2,806
    Fixed-Income
      Flexible Income Portfolio                                   $   81    $  252     $  439      $  978
      Money Market Portfolio                                      $  109    $  340     $  590      $1,306

   (1) Formerly named International Value Portfolio.
   (2) Formerly named Small Cap Value Portfolio.
   (3) Formerly named Risk-Managed Large Cap Growth Portfolio.
   (4) Formerly named Risk-Managed Large Cap Core Portfolio.

2. The following replaces the management expenses table under Management Expenses in the "Management of the Portfolios" section of the Prospectus:

                                                                            ANNUAL MANAGEMENT
                                                      AVERAGE DAILY NET         FEE RATE         EXPENSE LIMIT
    PORTFOLIO NAME                                   ASSETS OF PORTFOLIO    PERCENTAGE (%)(1)    PERCENTAGE (%)
    Growth & Core
      Growth Portfolio                               All Asset Levels             0.64                 N/A
      Capital Appreciation Portfolio                 All Asset Levels             0.64                 N/A
      Mid Cap Growth Portfolio                       All Asset Levels             0.64                 N/A
      Growth and Income Portfolio                    All Asset Levels             0.62                 N/A
      Core Equity Portfolio                          All Asset Levels             0.60                1.20(2)
      Balanced Portfolio                             All Asset Levels             0.55                 N/A
    International & Global
      Worldwide Growth Portfolio                     All Asset Levels             0.60                 N/A
      International Growth Portfolio                 All Asset Levels             0.64                 N/A
      Global Technology Portfolio                    All Asset Levels             0.64                1.24(2)
      Global Life Sciences Portfolio                 All Asset Levels             0.64                1.24(2)
      Foreign Stock Portfolio(3)                     All Asset Levels             0.64                1.24(2)
    Value
      Mid Cap Value Portfolio(4)                     All Asset Levels             0.64                1.24(2)
      Small Company Value Portfolio(5)(6)            All Asset Levels             0.74                1.34(2)
    Risk-Managed
      Risk-Managed Growth Portfolio(7)               All Asset Levels             0.50                1.10(2)
      Risk-Managed Core Portfolio(8)                 All Asset Levels             0.50                1.10(2)
    Fixed-Income
      Flexible Income Portfolio                      First $300 Million           0.55                0.90(2)
                                                     Over $300 Million            0.45
      Money Market Portfolio                         All Asset Levels             0.25                0.50(2)

   (1) Effective July 1, 2004, Janus Capital has agreed to reduce each Portfolio's management fee, with the exception of Money Market Portfolio, as set forth in each Portfolio's Investment Advisory Agreement to the amount reflected.
   (2) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least May 1, 2006.
   (3) Formerly named International Value Portfolio
   (4) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Portfolio to Perkins, the Portfolio's subadviser.
   (5) Formerly named Small Cap Value Portfolio.
   (6) The Portfolio pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.
   (7) Formerly named Risk-Managed Large Cap Growth Portfolio.
   (8) Formerly named Risk-Managed Large Cap Core Portfolio.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the

District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                               Janus Aspen Series
                               Service II Shares

                         Supplement Dated July 1, 2004
                     to the Currently Effective Prospectus

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Portfolios. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2003, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, if you sell Shares of a Portfolio that you have held for 60 days or less, you may pay a redemption fee. Also, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolios' assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
  Sales charges                                                  None
  Redemption Fee on Shares of a Portfolio held 60 days or less
    (as a % of amount redeemed)*                                1.00%

                         ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
                                                                     DISTRIBUTION              TOTAL ANNUAL FUND
                                                        MANAGEMENT     (12B-1)       OTHER         OPERATING
                                                           FEES        FEES(1)      EXPENSES       EXPENSES
  International & Global
    Worldwide Growth Portfolio                            0.60%         0.25%        0.06%           0.91%
    International Growth Portfolio                        0.64%         0.25%        0.11%           1.00%
    Global Technology Portfolio                           0.64%         0.25%        0.20%           1.09%

  * A redemption fee of 1.00% applies to interests held in a separate account or qualified plan for 60 days or less. The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide in this prospectus.
 (1) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

 EXAMPLES:
 These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. The examples also assume that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
  International & Global
    Worldwide Growth Portfolio                                   $ 93      $290      $504      $1,120
    International Growth Portfolio                               $102      $318      $552      $1,225
    Global Technology Portfolio                                  $111      $347      $601      $1,329

2. The following replaces the management expenses table under Management Expenses in the "Management of the Portfolios" section of the Prospectus:

                                                                               ANNUAL MANAGEMENT   EXPENSE LIMIT
                                                          AVERAGE DAILY NET        FEE RATE         PERCENTAGE
  PORTFOLIO NAME                                         ASSETS OF PORTFOLIO   PERCENTAGE (%)(1)        (%)
  INTERNATIONAL & GLOBAL
    Worldwide Growth Portfolio                             All Asset Levels          0.60               N/A
    International Growth Portfolio                         All Asset Levels          0.64               N/A
    Global Technology Portfolio                            All Asset Levels          0.64              1.24(2)

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce each Portfolio's management fee as set forth in each Portfolio's Investment Advisory Agreement to the amount reflected.
 (2) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least May 1, 2006.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by

Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees of certain Janus funds in connection with the review and approval of management contracts related to such Janus funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Janus fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Janus fund investors, cases allegedly brought on behalf of the funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Janus funds, the Janus fund Trustees, officers of the Janus funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain funds managed by Janus Capital.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                               Janus Aspen Series
                              Institutional Shares

                         Supplement Dated July 1, 2004
         to the Currently Effective Statement of Additional Information

The following replaces the fourth, fifth, sixth and seventh paragraphs in the "Investment Adviser and Subadviser" section of the Statement of Additional
Information:

The Portfolios pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio and calculated at the annual rate as shown below for each Portfolio.

Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Portfolio's management fee, as set forth in each Portfolio's Investment Advisory Agreement with Janus Capital and as shown below.

                                                                                              MANAGEMENT FEE
                                                                                    -----------------------------------
                                                               AVERAGE DAILY NET    BEFORE REDUCTION   AFTER REDUCTION
    PORTFOLIO NAME                                            ASSETS OF PORTFOLIO          (%)               (%)
    GROWTH & CORE
      Growth Portfolio                                        All Asset Levels            0.65              0.64
      Capital Appreciation Portfolio                          All Asset Levels            0.65              0.64
      Mid Cap Growth Portfolio                                All Asset Levels            0.65              0.64
      Growth and Income Portfolio                             All Asset Levels            0.65              0.62
      Core Equity Portfolio                                   All Asset Levels            0.65              0.60
      Balanced Portfolio                                      All Asset Levels            0.65              0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                              All Asset Levels            0.65              0.60
      International Growth Portfolio                          All Asset Levels            0.65              0.64
      Global Technology Portfolio                             All Asset Levels            0.65              0.64
      Global Life Sciences Portfolio                          All Asset Levels            0.65              0.64
    VALUE
      Mid Cap Value Portfolio(1)                              All Asset Levels            0.65              0.64
    FIXED-INCOME
      Flexible Income Portfolio                               First $300 Million          0.65              0.55
                                                              Over $300 Million           0.55              0.45

   (1) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Portfolio to Perkins, the Portfolio's subadviser.

Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by any of the Portfolios in an amount equal to the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rate shown below. Janus Capital has agreed to continue such waivers until at least May 1, 2006. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

                                                                     EXPENSE LIMIT        EXPENSE LIMIT
                                                                     PERCENTAGE(%)        PERCENTAGE(%)
    PORTFOLIO NAME                                                BEFORE JULY 1, 2004   AS OF JULY 1, 2004
    GROWTH & CORE
      Core Equity Portfolio                                              1.25                  1.20
    INTERNATIONAL & GLOBAL
      Global Technology Portfolio                                        1.25                  1.24
      Global Life Sciences Portfolio                                     1.25                  1.24
    VALUE
      Mid Cap Value Portfolio                                            1.25                  1.24
    FIXED-INCOME
      Flexible Income Portfolio                                          1.00                  0.90

                               Janus Aspen Series
                                 Service Shares

                         Supplement Dated July 1, 2004
         to the Currently Effective Statement of Additional Information

The following replaces the fourth, fifth, sixth and seventh paragraphs in the "Investment Adviser and Subadvisers" section of the Statement of Additional
Information:

The Portfolios pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio and calculated at the annual rate as shown below for each Portfolio.

Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Portfolio's management fee, as set forth in each Portfolio's Investment Advisory Agreement with Janus Capital and as shown below.

                                                                                              MANAGEMENT FEE
                                                                                    -----------------------------------
                                                               AVERAGE DAILY NET         BEFORE             AFTER
    PORTFOLIO NAME                                            ASSETS OF PORTFOLIO     REDUCTION (%)     REDUCTION (%)
    GROWTH & CORE
      Growth Portfolio                                        All Asset Levels            0.65              0.64
      Capital Appreciation Portfolio                          All Asset Levels            0.65              0.64
      Mid Cap Growth Portfolio                                All Asset Levels            0.65              0.64
      Growth and Income Portfolio                             All Asset Levels            0.65              0.62
      Core Equity Portfolio                                   All Asset Levels            0.65              0.60
      Balanced Portfolio                                      All Asset Levels            0.65              0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                              All Asset Levels            0.65              0.60
      International Growth Portfolio                          All Asset Levels            0.65              0.64
      Global Technology Portfolio                             All Asset Levels            0.65              0.64
      Global Life Sciences Portfolio                          All Asset Levels            0.65              0.64
      Foreign Stock Portfolio(1)                              All Asset Levels            0.65              0.64
    VALUE
      Mid Cap Value Portfolio(2)                              All Asset Levels            0.65              0.64
      Small Company Value Portfolio(3)(4)                     All Asset Levels            0.75              0.74
    RISK-MANAGED
      Risk-Managed Growth Portfolio(5)                        All Asset Levels            0.65              0.50
      Risk-Managed Core Portfolio(6)                          All Asset Levels            0.65              0.50
    FIXED-INCOME
      Flexible Income Portfolio                               First $300 Million          0.65              0.55
                                                              Over $300 Million           0.55              0.45

   (1) Formerly named International Value Portfolio.
   (2) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Portfolio to Perkins, the Portfolio's subadviser.
   (3) Formerly named Small Cap Value Portfolio.
   (4) The Portfolio pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.74%.
   (5) Formerly named Risk-Managed Large Cap Growth Portfolio.
   (6) Formerly named Risk-Managed Large Cap Core Portfolio.

Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by any of the Portfolios in an amount equal to the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rate shown below. Janus Capital has agreed to continue such waivers until at least May 1, 2006. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

                                                                       EXPENSE LIMIT         EXPENSE LIMIT
                                                                      PERCENTAGE (%)         PERCENTAGE (%)
    PORTFOLIO NAME                                                  BEFORE JULY 1, 2004    AS OF JULY 1, 2004
    GROWTH & CORE
      Core Equity Portfolio                                                1.25                   1.20
    INTERNATIONAL & GLOBAL
      Global Technology Portfolio                                          1.25                   1.24
      Global Life Sciences Portfolio                                       1.25                   1.24
      Foreign Stock Portfolio                                              1.25                   1.24
    VALUE
      Mid Cap Value Portfolio                                              1.25                   1.24
      Small Company Portfolio                                              1.35                   1.34
    RISK-MANAGED
      Risk-Managed Growth Portfolio                                        1.25                   1.10
      Risk-Managed Core Portfolio                                          1.25                   1.10
    FIXED-INCOME
      Flexible Income Portfolio                                            1.00                   0.90

                               Janus Aspen Series
                               Service II Shares

                         Supplement Dated July 1, 2004
         to the Currently Effective Statement of Additional Information

The following replaces the fourth and fifth paragraphs in the "Investment Adviser" section of the Statement of Additional Information:

The Portfolios pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio and calculated at the annual rate as shown below for each Portfolio.

Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Portfolio's management fee, as set forth in each Portfolio's Investment Advisory Agreement with Janus Capital and as shown below.

                                                                                               MANAGEMENT FEE
                                                                                     -----------------------------------
                                                                 AVERAGE DAILY NET        BEFORE             AFTER
    PORTFOLIO NAME                                              ASSETS OF PORTFOLIO    REDUCTION (%)     REDUCTION (%)
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                 All Asset Levels          0.65              0.60
      International Growth Portfolio                             All Asset Levels          0.65              0.64
      Global Technology Portfolio                                All Asset Levels          0.65              0.64

Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by any of the Portfolios in an amount equal to the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rate shown below. Janus Capital has agreed to continue such waivers until at least May 1, 2006. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

                                                                       EXPENSE LIMIT         EXPENSE LIMIT
                                                                      PERCENTAGE (%)         PERCENTAGE (%)
    PORTFOLIO NAME                                                  BEFORE JULY 1, 2004    AS OF JULY 1, 2004
    INTERNATIONAL & GLOBAL
      Global Technology Portfolio                                          1.25                   1.24

                                        1